ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199

January 27, 2014		Adam M. Schlichtmann 617-951-7114 617-235-7346 fax adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Western Asset Funds, Inc. (Registration Nos. 33-34929 and 811-06110) (the “Corporation”)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Corporation pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 71 to the Corporation’s Registration Statement under the Securities Act and Amendment No. 73 to the Corporation’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 71/73”).

The Amendment No. 71/73 is being filed under Rule 485(a) in order to register a new share class for the Western Asset Total Return Unconstrained Fund series of the Corporation, Class A2. This class of shares has substantially similar class features and class-related disclosures as other funds in the Legg Mason fund complex. No information contained herein is intended to amend or supersede any prior filing relating to this or any other series of the Corporation. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 71/73 become effective sixty days after filing.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at (617) 951-7114.

Regards,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann